DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Dates
31-Dec-2023
Actual/360 Days
32
30/360 Days
30
16-Jan-2024
15-Jan-2024
Collection Period No.
15
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Dec-2023
11-Jan-2024
12-Jan-2024
16-Jan-2024
15-Dec-2023
15-Dec-2023
Summary
Beginning
Balance
0.00
61,226,123.34
360,000,000.00
80,000,000.00
Principal
Payment
0.00
25,177,698.24
0.00
0.00
Ending
Balance
0.00
36,048,425.10
360,000,000.00
80,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
69.938051
0.000000
0.000000
Initial
Balance
178,880,000.00
360,000,000.00
360,000,000.00
80,000,000.00
Note
Factor
0.000000
0.100135
1.000000
1.000000
501,226,123.34
476,048,425.10
25,177,698.24
T
otal Note Balance
978,880,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
93,865,392.63
595,091,515.97
27,544,040.80
622,635,556.77
93,132,167.34
569,180,592.44
25,856,912.50
595,037,504.94
93,867,344.34
1,072,747,344.34
59,010,660.22
1,131,758,004.56
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
8.75%
8.75%
8.68%
93,867,344.34
93,865,392.63
93,132,167.34
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.070000%
5.230000%
5.390000%
Interest per $1000
Fac
e
Amount
0.000000
0.718557
4.358333
4.491667
Interest & Principal
Due
0.00
25,436,378.61
1,569,000.00
359,333.33
Interest & Principal Due
per $1000 Fac
e
Amount
0.000000
70.656607
4.358333
4.491667
Interest Due
0.00
258,680.37
1,569,000.00
359,333.33
27,364,71
1.94
T
otal
2,187,013.70

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
27,883,574.90
0.00
27,883,574.90
24,518,417.70
2,398,917.81
642,121.42
201,052.69
0.00
0.00
123,065.28
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees [not previously paid under (2)] (9)
Excess Collections to Certificateholders
2,187,013.70
0.00
0.00
25,177,698.24
0.00
0.00
0.00
T
otal Distribution
27,883,574.90
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees
(max. $125,000 p.a.)
518,862.96
0.00
0.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
518,862.96
0.00
0.00
0.00
518,862.96
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
2,187,013.70
0.00
258,680.37
1,569,000.00
359,333.33
0.00
0.00
0.00
0.00
0.00
2,187,013.70
0.00
258,680.37
1,569,000.00
359,333.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,187,013.70
2,187,013.70
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
25,177,698.24
0.00
0.00
0.00
25,177,698.24
Aggregate Principal Distributabl
e
Amount
25,177,698.24
25,177,698.24
0.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
2,681,868.36
2,681,868.36
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
11,332.23
111,733.05
0.00
11,332.23
11,332.23
0.00
123,065.28
2,681,868.36
0.00
Notice to Investors

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Pool Statistics
Pool Data
4.89%
28.93
30.10
Cutoff Date Pool Balance
Amount
1,131,758,004.56
Pool Balance beginning of Collection Period
622,635,556.77
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
595,037,504.94
4,398
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
21,881,786.15
2,636,631.55
0.00
3,079,634.13
Pool Factor
52.58%
5.07%
40.44
16.34
4,509
Number of Receivables
6,504

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.13%
1.24%
0.37%
0.26%
100.00%
583,885,562.57
7,388,466.00
2,218,450.36
1,545,026.01
595,037,504.94
4,272
85
28
13
4,398
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Gross Losses
Principal Net Liquidation Proceeds
Principal Recoveries
Losses
(1)
Amount
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
Cumulative Principal Net Loss / (Gain)
2,269,098.14
13,949,283.01
1.233%
3,079,634.13
625,326.95
185,209.04
Historical Lifetime CPR, Loss and Delinquencies
T
otal Pool
Cumulative Loss
Delinquncies
Lifetime
Pd.
Gross
Net
31-60
61-90
1
0.09%
0.02%
0.07%
0.02%
2
0.11%
0.03%
0.24%
0.03%
3
0.17%
0.06%
0.24%
0.14%
4
0.26%
0.12%
0.51%
0.11%
5
0.33%
0.16%
0.64%
0.30%
6
0.46%
0.23%
0.98%
0.28%
7
0.67%
0.39%
0.64%
0.14%
8
0.87%
0.50%
0.71%
0.38%
9
1.00%
0.59%
0.76%
0.57%
10
1.05%
0.60% 0.90% 0.22%
11
1.32%
0.79% 1.14% 0.56%
12
1.41%
0.83%
1.26%
0.59%
91+
CPR
-
%
9.59%
0.01%
8.33%
0.02%
7.67%
0.11%
8.52%
0.03%
8.36%
0.05%
8.76%
0.14%
9.67%
0.11%
9.96%
0.14%
9.89%
0.30%
9.69%
0.11%
10.31%
0.45%
10.05%

DAIMLER TRUCKS RE
T
AI
L
TRUST 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
T
otal Pool
Cumulative Loss
Delinquncies
Lifetime
Pd.
Gross
Net
31-60
61-90
13
1.60%
0.96%
0.78%
0.54%
14
1.75%
1.03%
1.63%
0.62%
15
2.02%
1.23%
1.24%
0.37%
91+
CPR
0.41%
10.10%
0.32%
10.13%
0.26%
10.05%